Loans and financings - Analysis by index (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and financings
Current	$ 33,149	$ 32,513
Non-current	1,475,408	1,392,354
Total	1,508,557	1,424,867	$ 1,447,299
Fixed rate
Loans and financings
Current	8,989
Non-current	1,035,575
Total	1,044,564	1,047,245
LIBOR
Loans and financings
Current	8,333
Non-current	337,268
Total	345,601	255,333
TLP
Loans and financings
Current	6,063
Non-current	47,649
Total	53,712	58,486
BNDES SELIC
Loans and financings
Current	867
Non-current	25,103
Total	25,970	19,447
CDI
Loans and financings
Current	6,952
Non-current	13,313
Total	20,265	28,188
TJLP
Loans and financings
Current	1,833
Non-current	16,500
Total	18,333	$ 16,168
Other
Loans and financings
Current	112
Total	$ 112